OCT-30-2006 15:43 From: [redacted] To:712027771030 P.2/2

06061004

CERTNAS

CUC 1325670

NASDAQ

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE MD 20850

1-33037

Gary Sundick
Vice President
Listings/Investigations

RECD S.E.C.
OCT 30 2006
1086

By Facsimile and First Class Mail

October 30, 2006

Mr. Brian K. Johnson
Office of Filings and Information Services
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that on October 10, 2006, The Nasdaq Stock Market (the "Exchange") received from Southern National Bancorp of Virginia, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common stock, par value $0.01 per share

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

Gary Sundick

PROCESSED
NOV 01 2006
THOMSON
FINANCIAL